Operating costs (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of operating costs

	2023	2022	2021

Commission and incentive costs	3,070,875	2,813,308	2,719,611
Operating losses	136,014	139,734	93,664
Other costs	1,192,034	918,054	616,834
Clearing house fees	474,013	427,844	411,605
Third parties’ services	59,374	53,779	88,431
Credit card cashback	379,711	262,429	91,093
Other	278,936	174,002	25,705
Total	4,398,923	3,871,096	3,430,109